UNAUDITED QUARTERLY RESULTS (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of unaudited quarterly financial information
	2015 Quarter Ended
	March 31	June 30	September 30	December 31
Revenues	$80,786	$80,432	$78,318	$78,756
Direct costs of sales and services, exclusive of depreciation and amortization	33,346	32,978	33,681	31,434
Direct costs of customer support	9,118	9,090	9,173	9,094
Exit activities, restructuring and impairments	265	59	920	1,033
Net loss	(10,442)	(12,534)	(14,197)	(11,269)
Basic and diluted net loss per share	(0.20)	(0.24)	(0.27)	(0.22)

	2014 Quarter Ended
	March 31	June 30	September 30	December 31
Revenues	$81,961	$84,068	$84,667	$84,263
Direct costs of sales and services, exclusive of depreciation and amortization	35,760	36,562	37,148	35,475
Direct costs of customer support	8,927	9,553	9,114	9,211
Exit activities, restructuring and impairments	1,384	1,561	56	1,518
Net loss	(10,675)	(11,185)	(9,377)	(8,257)
Basic and diluted net loss per share	(0.21)	(0.22)	(0.18)	(0.16)